Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.14	$ 0.14
Ordinary shares, shares authorized	80,000,000	80,000,000
Ordinary shares, shares issued	47,263,701	46,203,927
Ordinary shares, shares outstanding	41,852,928	41,764,240
Treasury stock, shares	5,410,773	4,439,687